Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries	Entities controlled by the Bank through participation in equity

			Percent ownership share
			As of December 31,
Name of the Subsidiary	Main Activity	Place of incorporation and operation	2025			2024			2023
			Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
			%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Asesorias Financieras Limitada	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64
Klare Corredora de Seguros S.A.	Insurance brokerage	Santiago, Chile	-	-	-	-	-	-	50.10	-	50.10
Santander Consumer Chile S.A.	Financing	Santiago, Chile	51.00	-	51.00	51.00	-	51.00	51.00	-	51.00
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.	Card operator	Santiago, Chile	99.99	0.01	100.00	99.99	0.01	100.00	99.99	0.01	100.00

Schedule of Associates
The following companies are considered “Associates” in which the Bank accounts for its participation using the equity method:

			Percentage of ownership share
Associates	Main activity	Place of incorporation and operations	As of December 31,
			2025	2024	2023
			%	%	%
Redbanc S.A.	ATM services	Santiago, Chile	33.43	33.43	33.43
Transbank S.A.	Debit and credit card services	Santiago, Chile	25.00	25.00	25.00
Centro de Compensación Automatizado S.A.	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Pagos de Alto Valor S.A.	Payments clearing	Santiago, Chile	13.72	13.72	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes for public transportation	Santiago, Chile	20.00	20.00	20.00
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48

Schedule of Useful Lives for Tangible Assets
The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)
Land	–
Paintings and works of art	–
Carpets and curtains	36 months
Computers and hardware	36 months
Vehicles	36 months
IT systems and software	36 months
Machines and general equipment	60 months
Office furniture	60 months
Telephone and communication systems	60 months
Security systems	60 months
Rights over telephone lines	64 months
Air conditioning systems	84 months
ATMs and teleconsultations	120 months
Other installations	120 months
Buildings	1200 months
As of December 31, 2025 and 2024, the composition of property, plant, and equipment balances is as follows:

		As of December 31, 2025
	Net opening balance as of January 1, 2025	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	142,114	291,710	(173,904)	117,806
Land	14,020	11,343	-	11,343
Equipment	71,155	375,982	(324,408)	51,574
Other	24,557	134,950	(73,151)	61,799
Total	251,846	813,985	(571,463)	242,522

		As of December 31, 2024
	Net opening balance as of January 1, 2024	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,618	327,607	(185,493)	142,114
Land	14,631	14,020	-	14,020
Equipment	67,751	371,128	(299,973)	71,155
Other	23,823	100,972	(76,415)	24,557
Total	251,823	813,727	(561,881)	251,846

Schedule of Loan and Accounts Receivable Write-Offs
Loan and accounts receivable write-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term
Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months